Other Results of Operations Information - Components of Other Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	$ 9,039,883	$ 6,955,930	$ 5,358,656
Manufacturing revenues
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	538,628	421,434	324,659
Income from associated companies classified as other revenues
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	250,909	23,934	85,169
Revenues of oil and gas production and development businesses
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	170,569	154,909	175,169
Revenues from sale of real estate
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	102,297	26,704	32,063
Gain on sale of National Beef
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	0	0	205,017
Gain on revaluation of our interest in HomeFed
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	0	0	72,142
Other
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	148,717	91,144	98,433
Other revenues
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	$ 1,211,120	$ 718,125	$ 992,652